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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

 For the monthly distribution period from November 1, 2006 to November 30, 2006

                    Commission File Number of issuing entity:
                                  333-131213-24

                           RALI Series 2006-QO8 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131213

                        Residential Accredit Loans, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class           Registered/reported pursuant to (check  one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2006-QO8, in
the classes specified herein             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated October 30, 2006 relating to the RALI Series 2006-QO8 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated October 26, 2006 (collectively, the "Prospectus"), of the RALI Series 2006-QO8 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The following classes of Certificates were offered under the Prospectus: Class I-A1A, Class I-A1B, Class I-A2A, Class I-A3A, Class I-A3B, Class I-A4A, Class
I-A4B, Class I-A5A, Class II-A, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

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

ITEM 9 - EXHIBITS.

        (a) Documents filed as part of this report.

Exhibit 99.1   December 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of October 30, 2006, and the Standard Terms of Pooling and Servicing Agreement, dated as of October 30, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to Exhibit 10.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of October 30, 2006, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to Exhibit 10.2 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14,
                2006).

Exhibit 10.3 Corridor Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as grantor trust trustee on behalf of the RALI Grantor Trust I-A2A, Series 2006-QO8, and Lehman Brothers Special Financing Inc. (incorporated by reference to Exhibit 10.3 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.4 Deferred Interest Cap Agreement Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as grantor trust trustee on behalf of the RALI Grantor Trust I-A1A, Series 2006-QO8, and Lehman Brothers Special Financing Inc. (incorporated by reference to Exhibit 10.4 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.5 Deferred Interest Cap Agreement Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as grantor trust trustee on behalf of the RALI Grantor Trust I-A2A, Series 2006-QO8, and Lehman Brothers Special Financing Inc. (incorporated by reference to Exhibit 10.5 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.6 Deferred Interest Cap Agreement Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as grantor trust trustee on behalf of the RALI Grantor Trust I-A5A, Series 2006-QO8, and Lehman Brothers Special Financing Inc. (incorporated by reference to Exhibit 10.6 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 99.1    December 2006 Monthly Statement to Certificateholders

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

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  December 26, 2006



                                    RALI Series 2006-QO8 Trust
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC, as
                                          Master Servicer


                                            By: /s/ Darsi Meyer
                                                Name:   Darsi Meyer
                                                Title:  Director

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

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

                                       5
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